7. CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Convertible Notes Payable Tables
Convertible notes payable

Convertible notes payable are comprised of the following:

	March 31, 2013	December 31, 2012
Convertible note payable, due March 21, 2013, net of unamortized debt discount of $5,091	$–	$12,409
Convertible note payable, due July 11, 2013, net of unamortized debt discount and OID of $7,428 and $26,301, respectively	8,652	23,699
Convertible note payable, due May 6, 2013, net of unamortized debt discount of $15,978	–	19,022
Convertible note payable, due October 3, 2013, net of unamortized debt discount and OID of $15,415 and $18,904, respectively	14,835	6,096
Convertible note payable, due August 13, 2013, net of unamortized debt discount of $15,839 and $26,399, respectively	16,661	6,101
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $209,137 and $43,326, respectively	29,863	6,674
Convertible note payable, due September 19, 2013, net of unamortized debt discount of $20,254 and $30,852, respectively	12,246	1,648
Convertible note payable, due January 31, 2014, net of unamortized debt discount and OID of $25,360	4,890	–
Convertible note payable, due October 29, 2013, net of unamortized debt discount of $24,874	7,626	–
Convertible note payable, due March 27, 2014, net of unamortized debt discount and OID of $29,918	332
Total	95,105	75,649
Less short term portion	(65,242)	(68,975)
Long term portion	$29,863	$6,674

	2012	2011
Convertible note payable, due April 30, 2012; net of unamortized debt discount of $19,333	$–	$25,667
Convertible note payable, due April 30, 2012; net of unamortized debt discount of $16,183	–	16,317
Convertible note payable, due July 5, 2012, net of unamortized debt discount of $22,262	–	10,238
Convertible note payable, due March 21, 2013, net of unamortized debt discount of $5,091	12,409	–
Convertible note payable, due July 11, 2013, net of unamortized debt discount of $26,301	23,699	–
Convertible note payable, due May 6, 2013, net of unamortized debt discount of $15,978	19,022	–
Convertible note payable, due October 3, 2013, net of unamortized debt discount of $18,904	6,096	–
Convertible note payable, due August 13, 2013, net of unamortized debt discount of $26,399	6,101
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $43,326	6,674
Convertible promissory note, due September 19, 2013, net of unamortized debt discount of $30,852	1,648
Total	75,649	52,222
Less short term portion	(68,975)	(52,222)
Long term portion	$6,674	$–